Earnings per share (Details) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Net profit attributable to ordinary equity holders of the parent for basic earnings	₽ 13,119	₽ 17,399	₽ 8,842
Weighted average number of ordinary shares for basic earnings per share	62,619,727	62,433,524	62,251,274
Effect of share-based payments		20,482	165,196
Weighted average number of ordinary shares for diluted earnings per share	62,619,727	62,454,006	62,416,470
Basic, profit attributable to ordinary equity holders of the parent	₽ 209.50	₽ 278.68	₽ 142.04
Diluted, profit attributable to ordinary equity holders of the parent	₽ 209.50	₽ 278.59	₽ 141.66